Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents
Schedule of cash and cash equivalents

	At December 31,
(in thousands of $)	2022	2021	2020
Money market funds	$669,147	$997,092	$858,291
Term accounts	54,116	95,090	61,356
Cash and bank balances	77,477	242,494	297,156
Total cash and cash equivalents	$800,740	$1,334,676	$1,216,803